Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,194,107	¥ 4,187,473	¥ 5,413,428
Total expense	[2]	3,532,288	3,914,930	4,250,758
Income before income tax expense		1,661,819	272,543	1,162,670
Net income attributable to Mitsubishi UFJ Financial Group		1,228,160	202,680	802,332
Total assets at end of fiscal year		300,570,312	297,185,019	292,557,355
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	2,127,278	1,903,336	2,995,693
Total expense	[2]	1,687,344	2,345,731	2,501,616
Income before income tax expense		439,934	(442,395)	494,077
Net income attributable to Mitsubishi UFJ Financial Group		140,091	(365,734)	185,395
Total assets at end of fiscal year		196,121,542	191,305,636	176,979,064
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,337,529	749,513	800,726
Total expense	[2]	843,885	677,548	741,930
Income before income tax expense		493,644	71,965	58,796
Net income attributable to Mitsubishi UFJ Financial Group		447,887	119,189	173,376
Total assets at end of fiscal year		44,831,664	46,053,230	52,719,811
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	506,211	330,751	326,381
Total expense	[2]	173,665	138,128	205,459
Income before income tax expense		332,546	192,623	120,922
Net income attributable to Mitsubishi UFJ Financial Group		322,581	216,584	162,620
Total assets at end of fiscal year		22,342,574	23,821,920	26,194,772
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	779,983	818,917	981,076
Total expense	[2]	651,125	582,665	661,920
Income before income tax expense		128,858	236,252	319,156
Net income attributable to Mitsubishi UFJ Financial Group		92,016	102,803	196,712
Total assets at end of fiscal year		27,163,121	25,255,955	25,019,537
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	443,106	384,956	309,552
Total expense	[2],[3]	176,269	170,858	139,833
Income before income tax expense	[3]	266,837	214,098	169,719
Net income attributable to Mitsubishi UFJ Financial Group	[3]	225,585	129,838	84,229
Total assets at end of fiscal year	[3]	¥ 10,111,411	¥ 10,748,278	¥ 11,644,171

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.